Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business Combinations
NOTE 3 — BUSINESS COMBINATIONS
AxoBio Acquisition
The AxoBio Acquisition is reflected in the consolidated financial statements under the acquisition method of accounting in accordance with ASC 805, with the Company treated as the accounting and legal acquirer in the AxoBio Acquisition. It was determined that AxoBio is a variable interest entity, as AxoBio’s total equity at risk is not sufficient to permit AxoBio to finance its activities without additional subordinated financial support, with the Company being the primary beneficiary. In accordance with ASC 805, the Company recorded AxoBio’s assets and liabilities at fair value. For purposes of estimating the fair value, where applicable, of the assets acquired and liabilities assumed as reflected in the consolidated financial information, the Company has applied the guidance in ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”), which establishes a framework for measuring fair value in acquisitions. In accordance with ASC 820, fair value is an exit price and is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” Under ASC 805, acquisition-related transaction costs are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred. The fair value of the purchase consideration transferred in the AxoBio Acquisition was as follows:

Common Stock - 3,845,337 shares	$11,270,683
Series A Convertible Voting Preferred Stock - 4,243 shares	10,382,107
Earnout	13,482,292
Deferred Consideration	8,000,000

Total estimated value of consideration transferred	$43,135,082

The fair value of the Series A Preferred Stock was estimated at $2,447 per share, using the put option model, based on the market value of the Common Stock at the Merger Closing Date, conversion rate, projected conversion term, and estimated discount for lack of marketability. Deferred consideration is related to the Closing Cash Consideration of $8,000,000, that was payable upon delivery of the AxoBio 2022 audited financial statements. The 2022 audited financial statements were delivered in October 2023 and as such, the cash consideration was payable at December 31, 2023.
In connection with the AxoBio Acquisition the former stockholders of AxoBio were entitled to receive payment of the Earnout consisting of up to $9,000,000 in cash and up to $66,000,000 in shares of Common Stock, subject to the achievement of certain revenue targets and research and development milestones. In accordance with ASC
815-40,
as the Earnout was not indexed to the Common Stock, it was accounted for as a liability at the Merger Closing Date and is subsequently remeasured at each reporting date with changes in fair value recorded as a component of in discontinued operations in the consolidated statements of operations.
The fair value of the Earnout was estimated as of the Merger Closing Date using (1) the probabilities of success and estimated dates of milestone achievements in relation to the research and development milestones, and (2) probability-adjusted revenue scenarios in relation to the revenue targets.
The Earnout liability is categorized as a Level 3 fair value measurement (see Fair Value Measurements accounting policy described in Note 2) because the Company estimated projections utilizing unobservable inputs. Contingent earnout payments involve certain assumptions requiring significant judgment and actual results can differ from assumed and estimated amounts.
The total purchase consideration transferred in the AxoBio Acquisition has been allocated to the net assets acquired and liabilities assumed based on their fair values at the acquisition date. The transaction costs related to this acquisition of approximately $1,300,000 were expensed and included in the transaction related expenses on the consolidated statements of operations.

The allocation of the purchase price is as follows:

Total estimated value of consideration transferred	$43,135,082
Cash and cash equivalents	662,997
Accounts receivable	18,296,000
Prepaid expenses	170,604
Inventories	10,600,000
Property and equipment	81,846
Intangible assets	23,260,000

Total assets	53,071,447

Accounts payable	12,767,909
Accrued interest	146,829
Other accrued expenses	1,390,278
Loan payable	1,498,000
Related party loans	5,610,000
Deferred tax liabilities	7,711,627
Net assets to be acquired	23,946,804

Goodwill	$19,188,278

The Company estimated the fair value of the acquired inventories based on the selling price less costs to sell and recorded the fair value step-up
of approximately $8,200,000 at the Merger Closing Date. The fair value step-up
is amortized over the expected realization term of one year from the Merger Closing Date.
The acquired loan payable of AxoBio was adjusted down to its fair value by $502,000 due to the more favorable than the market interest rate. This fair value step down is amortized over the term of loan payable as a credit to the interest expense.
The intangible assets include trade names, customer contracts and intellectual property. The intangible assets were valued using a discounted cash flow model. The estimated fair value of the customer contracts as of the acquisition date was determined based on the projected future profits from the contracts, discounted to present value, and the likelihood of contract renewals at the end of each contract term. The estimated fair value of the intellectual property as of the acquisition date was determined based on the estimated license royalty rates, the present value of future cash flows from the intellectual property, and the expected useful life of 7 years. The estimated fair value of the trade name was determined based on the estimated royalty rates for the use of the trade name, the projected revenues attributable to the trade name discounted to present value and the expected useful life of 7 years. The goodwill and other intangible assets associated with the AxoBio Acquisition are not deductible for U.S. tax purposes.
The Company determined that the AxoBio Acquisition was deemed significant to the Company in accordance with Rule
3-05
of Regulation
S-X.
As required by ASC 805,
Business Combinations
, the following unaudited pro forma statements of operations for the year ended December 31, 2023 and 2022 give effect to the AxoBio Acquisition as if it had been completed on January 1, 2022. The unaudited pro forma financial information below is presented for illustrative purposes only and is not necessarily indicative of what the operating results actually would have been during the periods presented had the AxoBio Acquisition been completed during the periods presented. In addition, the unaudited pro forma financial information does not purport to project future operating results. The pro forma statements of operations do not fully reflect: (i) any anticipated synergies (or costs to achieve synergies) or (ii) the impact of non-recurring
items directly related to the acquisition of AxoBio.

	Year ended December 31,
	2023	2022
Revenue included in discontinued operations in the consolidated statements of operations	$4,456,816	$—

Add: AxoBio revenue not reflected in the consolidated statements of operations	26,020,319	39,896,998

Unaudited pro forma revenue	$30,477,135	$39,896,998

	Year ended December 31,
	2023	2022
Net loss from consolidated statements of operations	$(15,445,087)	$(9,051,334)

Add: AxoBio net income (loss) not reflected in the consolidated statements of operations, less pro forma adjustments described below (1)	950,126	(7,949,016)

Unaudited pro forma net loss	$(14,494,961)	$(17,000,350)

(1)
An adjustment to reflect additional amortization of $1,700,000 and $2,500,000 for the period from January 1, 2023 through the Merger Closing Date and the year ended December 31, 2022, respectively, that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2022. The adjustment also reflects additional costs of goods sold of $0 and $8,200,000 for the year ended December 31, 2023 and 2022, respectively, that would have been charged assuming the fair value step up to inventories had been applied on January 1, 2022.